Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of accumulated other comprehensive income	Accumulated other comprehensive loss consisted of the following:

Foreign Currency Items
(in thousands)
December 31, 2012	$—
Current period other comprehensive income	957

September 30, 2013	$957